VESSELS AND CAPITALIZED DRY-DOCKING - Schedule of non-current assets sold (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) vessel	Jun. 30, 2025 USD ($) vessel	Dec. 31, 2025 USD ($) vessel
Assets held for sale
Carrying amount	$ 0.0	$ 31.1	$ 24.4
Carrying amount of vessels and capitalized dry-docking	0.0	(31.1)	(24.4)
Vessels and capitalized dry docking | Sold and delivered during the year
Assets held for sale
Carrying amount	$ 0.0	$ 59.8	$ 102.8
Number of vessels | vessel	0	4	7
Vessel sales price	$ 0.0	$ 78.5	$ 128.2
Carrying amount of vessels and capitalized dry-docking	0.0	(59.8)	(102.8)
Bunker and lube oil cost	0.0	(2.2)	(3.6)
Transaction costs	0.0	(1.6)	(2.8)
Profit on sale	0.0	14.9	19.0
Vessels and capitalized dry docking | Sold last year and delivered during the year
Assets held for sale
Carrying amount	$ 24.4	$ 0.0	$ 0.0
Number of vessels | vessel	1	0	0
Vessel sales price	$ 30.1	$ 0.0	$ 0.0
Carrying amount of vessels and capitalized dry-docking	(24.4)	0.0	0.0
Bunker and lube oil cost	(0.9)	0.0	0.0
Transaction costs	(0.8)	0.0	0.0
Profit on sale	$ 4.0	$ 0.0	$ 0.0
Vessels and capitalized dry docking | Non-current assets held for sale
Assets held for sale
Number of vessels held for sale end of period | vessel	0	2	1